Goldman Sachs Short Duration Government Fund Expense Example, No Redemption - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Short Duration Government Fund - Class C Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, By Year, Column [Optional Text]	Class C Shares – Assuming no redemption
Expense Example, No Redemption, 1 Year	$ 123
Expense Example, No Redemption, 3 Years	479
Expense Example, No Redemption, 5 Years	860
Expense Example, No Redemption, 10 Years	$ 1,928